Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Categorie	Dec. 31, 2010
Summary of Actual Capital Amounts and Ratios Compared to OCC Requirements
Tangible Capital, Bank actual	$ 3,980,011	$ 4,799,114
Tangible Capital, Bank actual ratio	8.83%	7.95%
Tangible Capital, Minimum capital adequacy	676,054	904,977
Tangible Capital, Minimum capital adequacy, Ratio	1.50%	1.50%
Leverage (core) capital, Bank actual	3,980,011	4,799,114
Leverage (core) capital, Bank actual ratio	8.83%	7.95%
Leverage (core) capital, Minimum capital adequacy	1,802,810	2,413,272
Leverage (core) capital, Minimum capital adequacy, ratio	4.00%	4.00%
Leverage (core) capital, For classification as well-capitalized	2,253,512	3,016,590
Leverage (core) capital, For classification as well-capitalized, Ratio	5.00%	5.00%
Total-risk-based capital, Bank actual	4,245,598	5,026,339
Total-risk-based capital, Bank actual, Ratio	20.00%	22.74%
Total-risk-based capital, Minimum capital adequacy	1,698,024	1,768,682
Total-risk-based capital, Minimum capital adequacy, Ratio	8.00%	8.00%
Total-risk-based capital, For classification as Well-Capitalized	$ 2,122,531	$ 2,210,827
Total-risk-based capital, For classification as Well-Capitalized, Ratio	10.00%	10.00%
Regulatory Matters (Textual) [Abstract]
Tangible Capital, Minimum capital adequacy, Ratio	1.50%	1.50%
Leverage (core) capital, Minimum capital adequacy, ratio	4.00%	4.00%
Total-risk-based capital, Minimum capital adequacy, Ratio	8.00%	8.00%
Minimum leverage tier1 capital ratio to be considered well capitalized	5.00%
Minimum total risk based capital ratio to be considered well capitalized	10.00%
Minimum period to file a notice with the OCC prior to each capital distribution	30 days
Number of categories for classification of savings institutions established by OCC regulations	5